OPERATING SEGMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net operating revenues:
Revenue for Reportable Segments	$ 34,300	$ 36,212	$ 41,863
Intersegment Revenue	0	0	0
Revenues	34,300	36,212	41,863
Operating Income (Loss)	9,152	7,755	8,657
Interest income	689	679	642
Interest expense	950	853	733
Depreciation and amortization	1,086	1,260	1,787
Equity income (loss) - net	1,008	1,072	835
INCOME BEFORE INCOME TAXES	8,225	6,890	8,136
Identifiable operating assets	62,937	65,937
Investments	20,279	21,959
Capital expenditures	$ 1,548	$ 1,750	2,262
Ratio of net property, plant and equipment in India to total consolidated property, plant and equipment - net (as a percent)	14.00%	15.00%
Litigation Settlement, Expense	$ 33	$ 67
Derivative, Gain (Loss) on Derivative, Net	(79)
Our proportionate share of unusual or infrequent items recorded by our equity method investees	111	92	61
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net		150
Gains (Losses) on Extinguishment of Debt	27	(38)
Equity Method Investment, Other than Temporary Impairment	591
Net realized and unrealized gains (losses) on equity securities and trading debt securities as well as realized gains (losses) on available-for-sale debt securities	(278)
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee		445
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		33
Other General Expense	19	19	41
Venezuelan subsidiary
Net operating revenues:
Impairment of Intangible Assets (Excluding Goodwill)		34
Accounts Receivable Write Down			76
Egypt subsidiary
Net operating revenues:
Remeasurement Charges on Subsidiary Assets			72
Russian juice operations [Member]
Net operating revenues:
Loss due to reversal of cumulative translation adjustment	33
Philippine Bottling Operations [Member]
Net operating revenues:
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	32
Latin America Bottling Operations [Member]
Net operating revenues:
Gain (loss) on refranchised territories and/or bottler disposal	47
North America Territory [Member]
Net operating revenues:
Assets held for sale		9
Other Restructuring Costs		255	139
Gain (loss) on refranchised territories and/or bottler disposal	(91)	(3,177)	(2,456)
China Bottling Operation [Member]
Net operating revenues:
Gain (loss) on refranchised territories and/or bottler disposal		88
CCEAG [Member]
Net operating revenues:
Gain (loss) on refranchised territories and/or bottler disposal		(26)	1,400
Bottling Operations [Member]
Net operating revenues:
Other Restructuring Costs	403
Europe, Middle East and Africa
Net operating revenues:
Revenue for Reportable Segments	6,535	6,780	6,535
Intersegment Revenue	564	42	264
Revenues	7,099	6,822	6,799
Operating Income (Loss)	3,693	3,585	3,637
Interest income	0	0	0
Interest expense	0	0	0
Depreciation and amortization	77	86	87
Equity income (loss) - net	2	49	62
INCOME BEFORE INCOME TAXES	3,386	3,666	3,718
Identifiable operating assets	7,414	4,880
Investments	789	1,238
Capital expenditures	66	77	56
Productivity, integration and restructuring initiatives		26	32
Our proportionate share of unusual or infrequent items recorded by our equity method investees		4
Equity Method Investment, Other than Temporary Impairment	334
Refinement of previously established accruals - credit	(3)
Latin America
Net operating revenues:
Revenue for Reportable Segments	3,971	3,953	3,744
Intersegment Revenue	39	73	73
Revenues	4,010	4,026	3,817
Operating Income (Loss)	2,318	2,215	1,951
Interest income	0	0	0
Interest expense	0	0	0
Depreciation and amortization	30	37	35
Equity income (loss) - net	(19)	(3)	18
INCOME BEFORE INCOME TAXES	2,243	2,209	1,964
Identifiable operating assets	1,715	1,896
Investments	784	891
Capital expenditures	90	55	45
Productivity, integration and restructuring initiatives	4	7
Equity Method Investment, Other than Temporary Impairment	52
Refinement of previously established accruals - credit			(2)
Latin America | Venezuelan subsidiary
Net operating revenues:
Accounts Receivable Write Down			76
North America
Net operating revenues:
Revenue for Reportable Segments	11,370	8,678	6,479
Intersegment Revenue	260	1,951	3,735
Revenues	11,630	10,629	10,214
Operating Income (Loss)	2,318	2,472	2,505
Interest income	57	36	23
Interest expense	0	0	0
Depreciation and amortization	422	411	426
Equity income (loss) - net	(2)	(3)	(17)
INCOME BEFORE INCOME TAXES	2,345	2,192	2,479
Identifiable operating assets	17,519	17,224
Investments	400	112
Capital expenditures	429	541	438
Productivity, integration and restructuring initiatives	175	241	134
Our proportionate share of unusual or infrequent items recorded by our equity method investees		2
Cost incurred to convert bottling agreements	34	313	31
Asia Pacific
Net operating revenues:
Revenue for Reportable Segments	4,797	4,753	4,775
Intersegment Revenue	388	409	506
Revenues	5,185	5,162	5,281
Operating Income (Loss)	2,271	2,136	2,199
Interest income	0	0	0
Interest expense	0	0	0
Depreciation and amortization	58	65	80
Equity income (loss) - net	12	11	9
INCOME BEFORE INCOME TAXES	2,298	2,168	2,227
Identifiable operating assets	1,996	2,070
Investments	216	177
Capital expenditures	31	50	107
Productivity, integration and restructuring initiatives		10	1
Refinement of previously established accruals - credit	(4)
Global Ventures [Member]
Net operating revenues:
Revenue for Reportable Segments	767	712	626
Intersegment Revenue	3	3	8
Revenues	770	715	634
Operating Income (Loss)	152	159	138
Interest income	13	9	4
Interest expense	0	0	0
Depreciation and amortization	8	5	6
Equity income (loss) - net	0	0	0
INCOME BEFORE INCOME TAXES	165	167	142
Identifiable operating assets	968	991
Investments	0	0
Capital expenditures	11	4	6
Bottling Investments
Net operating revenues:
Revenue for Reportable Segments	6,768	11,223	19,601
Intersegment Revenue	19	83	134
Revenues	6,787	11,306	19,735
Operating Income (Loss)	(197)	(806)	1
Interest income	0	0	0
Interest expense	0	0	0
Depreciation and amortization	239	454	1,013
Equity income (loss) - net	828	878	648
INCOME BEFORE INCOME TAXES	(159)	(2,202)	(1,955)
Identifiable operating assets	10,525	11,719
Investments	14,372	16,005
Capital expenditures	517	737	1,329
Productivity, integration and restructuring initiatives	31	57	322
Other Restructuring Costs		419	297
Asset Impairment Charges		737	153
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement			(118)
Our proportionate share of unusual or infrequent items recorded by our equity method investees	124	70	52
Gain (loss) on refranchised territories and/or bottler disposal	(476)	(2,140)	(2,456)
Equity Method Investment, Other than Temporary Impairment	205
Other General Expense			9
Bottling Investments | Russian juice operations [Member]
Net operating revenues:
Loss due to reversal of cumulative translation adjustment	33
Bottling Investments | North America Territory [Member]
Net operating revenues:
Other Restructuring Costs	139
Bottling Investments | Bottling Operations [Member]
Net operating revenues:
Other Restructuring Costs		280	276
Corporate
Net operating revenues:
Revenue for Reportable Segments	92	113	103
Intersegment Revenue	0	0	0
Revenues	92	113	103
Operating Income (Loss)	(1,403)	(2,006)	(1,774)
Interest income	619	634	615
Interest expense	950	853	733
Depreciation and amortization	252	202	140
Equity income (loss) - net	187	140	115
INCOME BEFORE INCOME TAXES	(2,053)	(1,310)	(439)
Identifiable operating assets	22,800	27,157
Investments	3,718	3,536
Capital expenditures	404	286	281
Productivity, integration and restructuring initiatives	237	193	105
Cash Contribution Expense		225	200
Litigation Settlement, Expense	33	67
Asset Impairment Charges		50
Derivative, Gain (Loss) on Derivative, Net	(79)
Our proportionate share of unusual or infrequent items recorded by our equity method investees	(13)	16	9
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net		150
Gains (Losses) on Extinguishment of Debt		(38)
Gain (loss) on refranchised territories and/or bottler disposal			1,323
Equity Method Investment, Other than Temporary Impairment		50
Net realized and unrealized gains (losses) on equity securities and trading debt securities as well as realized gains (losses) on available-for-sale debt securities	(278)
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee		445
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Other General Expense	19		32
Corporate | Venezuelan subsidiary
Net operating revenues:
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		34
Corporate | Egypt subsidiary
Net operating revenues:
Remeasurement Charges on Subsidiary Assets			72
Corporate | Philippine Bottling Operations [Member]
Net operating revenues:
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	32
Corporate | Latin America Bottling Operations [Member]
Net operating revenues:
Gain (loss) on refranchised territories and/or bottler disposal	47
Corporate | China Bottling Operation [Member]
Net operating revenues:
Gain (loss) on refranchised territories and/or bottler disposal		88
Corporate | CCEAG [Member]
Net operating revenues:
Gain (loss) on refranchised territories and/or bottler disposal		(26)
Eliminations
Net operating revenues:
Revenue for Reportable Segments	0	0	0
Intersegment Revenue	(1,273)	(2,561)	(4,720)
Revenues	(1,273)	(2,561)	(4,720)
Operating Income (Loss)	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Depreciation and amortization	0	0	0
Equity income (loss) - net	0	0	0
INCOME BEFORE INCOME TAXES	0	0	0
Identifiable operating assets	0	0
Investments	0	0
Capital expenditures	0	0	0
North America Territory [Member]
Net operating revenues:
Asset Impairment Charges	450	737
North America Territory [Member] | Bottling Investments
Net operating revenues:
Asset Impairment Charges	450
Coca-Cola Beverage Africa [Member]
Net operating revenues:
Asset Impairment Charges	554	0
Coca-Cola Beverage Africa [Member] | Corporate
Net operating revenues:
Asset Impairment Charges	554
Pension benefits
Net operating revenues:
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	(240)	(228)	$ (118)
Pension benefits | Latin America
Net operating revenues:
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	(4)
Pension benefits | Bottling Investments
Net operating revenues:
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	(149)
Pension benefits | Corporate
Net operating revenues:
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	(64)	$ (116)
Lindley [Member]
Net operating revenues:
Gain (Loss) on Sale of Equity Investments	296
Lindley [Member] | Corporate
Net operating revenues:
Gain (Loss) on Sale of Equity Investments	296
Total principal notes due May 15, 2098 [Domain] | Corporate
Net operating revenues:
Gains (Losses) on Extinguishment of Debt	$ 27